Scudder Money Funds

report

Scudder Money Market Fund

Scudder Government
Money Fund

Scudder Tax-Exempt Money Fund

Annual Report to Shareholders
for the Period Ended July 31, 2002

table of contents

<Click Here> Fund objectives

<Click Here> Performance summary

<Click Here> Variables affecting performance

<Click Here> Performance review

<Click Here> Terms to know

<Click Here> Portfolio composition

<Click Here> Portfolio of investments

<Click Here> Financial statements

<Click Here> Financial highlights

<Click Here> Notes to financial statements

<Click Here> Report of Ernst & Young LLP, independent auditors

<Click Here> Tax information

<Click Here> Shareholder meeting results

<Click Here> Trustees and officers

<Click Here> Account management resources

fund objectives

Scudder Money Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund invests in high-quality short-term money market instruments consistent with its specific objective as outlined below.

Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

Scudder Money Market Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in high-quality short-term securities, as well as repurchase agreements that are backed by these securities.

Scudder Government Money Fund

This fund seeks maximum current income to the extent consistent with stability of principal by investing exclusively in short-term securities that are issued or guaranteed by the US Government, its agencies or instrumentalities.

Scudder Tax-Exempt Money Fund

This fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal by normally investing at least 80 percent of total assets in high-quality short-term municipal securities.

performance summary

Scudder Money Market Fund

Yield Comparison	Fund Yield vs. First Tier Money Fund Average

Scudder Money Market Fund is compared to the First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Competitive Ranking	Lipper Ranking

Lipper, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2002. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Money Market Instrument Fund category.

Source: Lipper, Inc.

Top Fund #1 of 24 funds 25 years Top 4% #2 of 56 funds 20 years Top 12% #18 of 146 funds 10 years Top 10% #25 of 253 funds 5 years Top 14% #52 of 380 funds 1 year

Scudder Government Money Fund

Yield Comparison	Fund Yield vs. Government Money Fund Average

Scudder Government Money Fund is compared to the Government Money Fund Average which consists of all non-institutional government money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Competitive Ranking	Lipper Ranking

Lipper, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2002. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Government Money Market Fund category.

Source: Lipper, Inc.

Top 9% #2 of 23 funds 20 years Top 6% #2 of 34 funds 15 years Top 8% #5 of 64 funds 10 years Top 10% #9 of 94 funds 5 years Top 19% #25 of 134 funds 1 year

Scudder Tax-Exempt Money Fund

Yield Comparison	Fund Yield vs. Tax-Free Money Fund Average

Scudder Tax-Exempt Money Fund is compared to the Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by iMoneyNet, Inc. Returns are historical and do not guarantee future results. Fund yields fluctuate. Income from Scudder Tax-Exempt Money Fund may be subject to state and local taxes and the alternative minimum tax.

7-day average yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Competitive Ranking	Lipper Ranking

Lipper, Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/2002. Rankings are historical and do not guarantee future performance. The Lipper category used for comparison is the Lipper Tax-Exempt Money Market Fund category.

Source: Lipper, Inc.

Top 11% #8 of 76 funds 10 years Top 7% #7 of 103 funds 5 years Top 11% #15 of 133 funds 1 year variables affecting performance

The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objectives.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities selected by our portfolio managers have a major impact on reaching this goal. Additionally, our portfolio managers must continuously analyze other variables which affect share price stability and fund performance. Three of the most important variables factored into the decision-making process are:

Monetary Policy

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they buy. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

Interest Rates

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

Average Length of Maturity

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(Also see "Terms to know" section)

performance review

An interview with portfolio managers
Christine Haddad and Joe Benevento

Christine Haddad and Joe Benevento assumed portfolio management duties from Frank Rachwalski on April 8, 2002. A discussion of the portfolios' performance and the market environment during the annual period can be found below.

Portfolio Manager Christine C. Haddad joined the Advisor in 1993 and has nine years of investment industry experience.

Portfolio Manager Joe Benevento joined the Advisor in 2002 and has 13 years of investment industry experience.

Market Review

Over the last year continued weakness in the economy spurred the Federal Reserve Board to make a series of interest rate cuts, all of which occurred in the first half of the period. The last cut on December 11, 2001 brought short-term rates to 1.75 percent, where it has remained since.

It appeared that this series of rate cuts had helped place the economy back on the right track with economic growth rising in the first quarter of 2002. However, that improvement did not have staying power and the economy slowed again in the second quarter. Serious allegations of accounting irregularities on the part of several prominent U.S. corporations, including WorldCom and Tyco, caused the stock market to slide significantly lower in June and July.

Further, recent data points to weaker growth than previously expected. Weak capital spending and anemic hiring by corporations suggest that the third quarter of 2002 is off to a slow start. Consumer spending, especially on autos and housing, remains resilient. But further wealth losses this summer suggest that this support may be short lived. US consumer confidence, according to some measures, fell to the lowest level since September 11. Declining stock prices and rising unemployment threaten many Americans' sense of financial security.

These downside risks have raised the possibility of further easing by the Federal Reserve Board in the next couple of months. Although market participants believe the define tentatively weak economic numbers may not justify an ease in rates by the Federal Open Market Committee, continued volatility in the equity market raises the question of whether or not these woes could spill into the general economy.

Strategy

Over the past year, the portfolios' strategy has been to take advantage of the steepness of the yield curve by barbelling the portfolios whenever possible. Purchases of short-dated paper have been complemented with positions at the longer end of the money market curve, in the seven to 12 month sector. This strategy was implemented to capture any rate increases as they occur. In July, this strategy was accelerated and the portfolio extended as rates moved lower. As a result, the weighted average maturity is close to the maximum permitted for the portfolios.

Outlook

Major improvements in the political or economic picture do not seem imminent, neither in the US nor globally. We expect the bond market to continue its trend of trading in contrast to the equity markets. Unless a marked improvement in stock prices occurs, investors should expect bond yields to stay at the low end of their recent ranges or to potentially fall lower. We will continue with our barbelling strategy, provided the yield curve does not flatten, and continue to selectively add callable bonds to the portfolios.

terms to know

7-Day Average Yield

Every money market fund calculates its yield daily according to a standardized method prescribed by the Securities and Exchange Commission. Each day's standardized yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

Federal Funds ("Fed Funds")

Commercial banks are required to keep these funds on deposit at the Federal Reserve Bank in their district. In order to meet these reserve requirements, occasionally commercial banks need to borrow funds. These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market" The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

Maturity	Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.
US Treasuries

These debt securities are issued by the US Treasury and include Treasury bills, Treasury notes and Treasury bonds. They are considered to be the safest of all securities. Their safety rests in the power of the US government to obtain tax revenues in order to repay its obligations, and in its historical record of always having done so.

portfolio composition

Scudder Money Market Fund On 7/31/2002*
Commercial Paper 45% Certificates of Deposit and Bank Notes 32% Repurchase Agreements Collateralized by US Treasury and Government Agency Securities 15% Short-Term Notes 8%
Total 100%

Weighted Average Maturity**
Scudder Money Market Fund 55 days First Tier Money Fund Average 52 days
Scudder Government Money Fund On 7/31/2002*
Short-Term Notes Issued or Guaranteed by US Government Agencies 67% Repurchase Agreements Collateralized by U.S. Treasury and Government Agency Securities 33%
Total 100%

Weighted Average Maturity**
Scudder Government Money Fund 50 days Government Money Fund Average 44 days
Scudder Tax-Exempt Money Fund On 7/31/2002*
Municipal Investments 100%
Total 100%

Weighted Average Maturity**
Scudder Tax-Exempt Money Fund 43 days Tax-Free Money Fund Average 40 days

* Portfolio composition and holdings are subject to change.

** The funds are compared to their respective iMoneyNet category: the First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities; Government Money Fund Average consists of all non-institutional government money market funds; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds. Weighted average maturity is as of 7/31/2002.

portfolio of investments
July 31, 2002#
	Principal Amount ($)	Value ($)

Scudder Money Market Fund
Commercial Paper 44.7%
American Honda Finance Corp., 1.9%*, 8/23/2002	50,000,000	49,999,699
Bavaria TRR Corp., 1.78%**, 8/20/2002	100,000,000	99,906,056
Compass Securitization LLC, 1.78%**, 8/20/2002	100,000,000	99,906,056
Compass Securitization LLC, 1.78%**, 8/22/2002	100,000,000	99,896,167
Corporate Receivables Corp., 1.82%**, 8/1/2002	145,000,000	145,000,000
Dexia Delaware LLC, 1.77%**, 8/22/2002	150,000,000	149,845,125
Falcon Asset Securitization Corp., 1.76%**, 8/29/2002	27,353,000	27,315,557
Falcon Asset Securitization Corp., 1.78%**, 8/14/2002	100,000,000	99,935,722
Falcon Asset Securitization Corp., 1.78%**, 8/23/2002	50,000,000	49,945,611
Falcon Asset Securitization Corp., 1.79%**, 8/21/2002	50,000,000	49,950,278
Four Winds Funding Corp., 1.98%**, 8/19/2002	25,000,000	24,975,250
General Electric Capital Corp., 1.84%**, 8/1/2002	200,000,000	200,000,000
General Electric Capital Corp., 1.86%*, 11/21/2002	30,000,000	30,004,617
Goldman Sachs Group, Inc., 1.843%*, 10/16/2002	30,000,000	30,000,000
Goldman Sachs Group, Inc., 1.87%, 11/6/2002	50,000,000	50,000,000
Goldman Sachs Group, Inc., 2.02%, 10/11/2002	50,000,000	50,000,000
Goldman Sachs Group, Inc., 2.09%, 8/7/2002	45,000,000	45,000,000
Goldman Sachs Group, Inc., 2.17%*, 2/5/2003	30,000,000	30,004,121
Household Finance Corp., 1.888%*, 9/26/2002	45,000,000	45,000,000
Household Finance Corp., 1.98%*, 12/20/2002	15,000,000	14,997,138
Jupiter Securitization Corp., 1.78%**, 8/13/2002	31,255,000	31,236,455
Jupiter Securitization Corp., 1.78%**, 8/14/2002	137,240,000	137,151,785
Jupiter Securitization Corp., 1.78%**, 8/22/2002	35,000,000	34,964,067
K2 (USA) LLC., 1.829%*, 8/15/2002	30,000,000	30,000,134
Kitty Hawk Funding Corp., 1.83%**, 8/2/2002	176,382,000	176,373,034
Perry Global Funding LLC., 1.83%**, 8/21/2002	40,000,000	39,959,333
Perry Global Funding LLC., 1.84%**, 1/10/2003	20,000,000	19,834,400
Preferred Receivables Funding Corp., 1.775%**, 8/22/2002	100,000,000	99,896,458
Preferred Receivables Funding Corp., 1.78%**, 8/19/2002	55,150,000	55,100,917
Sigma Finance, 1.84%*, 10/22/2002	25,000,000	25,000,000
Societe Generale, 2.105%, 2/14/2003	40,000,000	40,001,079
Verizon Global Funding Corp., 1.83%**, 10/17/2002	20,000,000	19,921,717
Verizon Global Funding Corp., 1.947%*, 4/14/2003	50,000,000	49,995,820
Windmill Funding Corp., 1.78%**, 8/15/2002	50,000,000	49,965,389
Windmill Funding Corp., 1.78%**, 8/23/2002	50,000,000	49,945,611
Total Commercial Paper (Cost $2,251,027,596)		2,251,027,596
Certificates of Deposit and Bank Notes 31.9%
ABN Amro Bank NV, 2.49%, 1/6/2003	15,000,000	15,022,552
Alliance & Leicester PLC, 1.98%, 12/11/2002	40,000,000	40,000,000
American Express Centurian Bank, 1.79%*, 8/28/2002	25,000,000	25,000,000
American Express Centurian Bank, 1.83%*, 11/6/2002	85,000,000	85,000,000
Associates Corp. of North America, 1.94%*, 6/26/2003	65,000,000	65,000,000
Associates Corp. of North America, 1.957%*, 6/15/2003	25,000,000	25,000,000
Bank of Nova Scotia, 2.12%, 12/31/2002	100,000,000	100,000,000
Bank of Nova Scotia, 2.205%, 1/22/2003	100,000,000	100,000,000
Bank of Nova Scotia, 2.97%, 3/31/2003	15,000,000	15,075,402
Bank One NA, 1.8%*, 8/15/2002	100,000,000	99,999,233
Canadian Imperial Bank of Commerce, 1.73%*, 7/2/2003	75,000,000	74,961,906
Canadian Imperial Bank of Commerce, 2.1%, 12/31/2002	25,000,000	24,999,838
Canadian Imperial Bank of Commerce, 2.105%, 12/31/2002	55,000,000	55,000,000
Credit Agricole Indosuez SA, 2.2%, 1/22/2003	50,000,000	50,000,000
Danske Bank A/S, 2.46%, 6/11/2003	40,000,000	40,067,875
Danske Bank A/S, 2.185%, 1/23/2003	50,000,000	50,002,143
DEPFA Bank Europe PLC, 2.0%**, 11/13/2002	65,000,000	64,624,444
Halifax PLC, 2.18%, 1/23/2003	50,000,000	50,000,000
KBC Bank NV, 2.09%, 3/27/2003	50,000,000	50,000,000
Landesbank Baden Wurttemberg, 2.41%, 6/16/2003	15,000,000	15,020,680
Natexis Banque Populaires NY, 2.19%, 1/23/2003	25,000,000	25,000,000
National Australia Bank LTD, 2.59%, 5/23/2003	35,000,000	35,091,487
National City Bank of Cleveland, 1.8%*, 8/16/2002	75,000,000	74,999,384
Norddeutsche Landesbank Girozentrale, 1.73%*, 6/30/2003	85,000,000	84,964,893
Norddeutsche Landesbank Girozentrale, 1.905%, 4/25/2003	25,000,000	25,000,914
Royal Bank of Canada, 1.83%, 8/1/2002	200,000,000	200,000,000
U.S. Bank N.A., 2.25%, 2/28/2003	100,000,000	100,000,000
Westdeutsche Landesbank Girozentrale, 2.585%, 5/28/2003	20,000,000	20,057,381
Total Certificates of Deposit and Bank Notes (Cost $1,609,888,132)		1,609,888,132
Repurchase Agreements*** 14.9%
State Street Bank & Trust Co. to be repurchased at $5,849,286, 1.76%, 8/1/2002	5,849,000	5,849,000
Goldman Sachs & Co. to be repurchased at $245,012,590, 1.85%, 8/1/2002	245,000,000	245,000,000
JP Morgan Securities Inc. to be repurchased at $500,025,694, 1.85%, 8/1/2002	500,000,000	500,000,000
Total Repurchase Agreements (Cost $750,849,000)		750,849,000
Short-Term Notes 8.1%
Federal Home Loan Bank, 1.699%*, 3/24/2003	75,000,000	74,975,948
Federal Home Loan Bank, 2.0%*, 2/14/2003	50,000,000	50,000,000
Federal Home Loan Bank, 2.25%, 8/14/2003	60,000,000	60,000,000
Federal Home Loan Mortgage Corp., 2.35%*, 5/13/2003	50,000,000	50,000,000
Federal National Mortgage Association, 1.69%**, 1/8/2003	25,000,000	24,812,222
Federal National Mortgage Association, 1.705% **, 1/22/2003	30,000,000	29,752,775
Federal National Mortgage Association, 1.719%*, 12/5/2002	25,000,000	24,998,354
Federal National Mortgage Association, 1.73%**, 10/4/2002	50,000,000	49,846,222
Federal National Mortgage Association, 2.1%**, 11/29/2002	25,000,000	24,825,000
Federal National Mortgage Association, 5.25%, 1/15/2003	16,984,000	17,225,848
Total Short-Term Notes (Cost $406,436,369)		406,436,369
Miscellaneous Investments 0.4%
Texas State, General Obligation, 1.8% (b), 12/1/2029 (Cost $20,000,000)	20,000,000	20,000,000
Total Investment Portfolio - 100.0% (Cost $5,038,201,097) (a)		$ 5,038,201,097

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2002.

** Annualized yield at time of purchase, not a coupon rate.

*** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a) The cost for federal income tax purposes was $5,038,201,097.

(b) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of July 31, 2002.

The accompanying notes are an integral part of the financial statements.

portfolio of investments
July 31, 2002#
	Principal Amount ($)	Value ($)

Scudder Government Money Fund
Short-Term Notes 67.3%
Federal Home Loan Bank, 1.689%*, 2/3/2003	15,000,000	14,996,617
Federal Home Loan Bank, 1.691%*, 1/17/2003	20,000,000	19,997,039
Federal Home Loan Bank, 1.695%*, 2/26/2003	15,000,000	14,996,871
Federal Home Loan Bank, 1.699%*, 3/24/2003	10,000,000	9,996,793
Federal Home Loan Bank, 1.708%*, 3/6/2003	25,000,000	24,992,287
Federal Home Loan Bank, 1.709%*, 2/14/2003	20,000,000	19,996,876
Federal Home Loan Bank, 1.715%*, 9/20/2002	10,000,000	9,999,522
Federal Home Loan Bank, 1.74%*, 12/27/2002	10,000,000	9,998,412
Federal Home Loan Bank, 1.743%*, 8/23/2002	9,000,000	8,999,690
Federal Home Loan Bank, 2.0%*, 2/14/2003	10,000,000	10,000,000
Federal Home Loan Bank, 2.25%, 2/12/2003	10,000,000	10,000,000
Federal Home Loan Bank, 2.25%, 8/14/2003	5,000,000	5,000,000
Federal Home Loan Bank, 2.29, 2/7/2003	7,000,000	7,000,000
Federal Home Loan Bank, 2.45%, 3/4/2003	12,000,000	12,000,000
Federal Home Loan Bank, 5.125%, 1/13/2003	10,000,000	10,129,736
Federal Home Loan Mortgage Corp., 1.98%**, 10/18/2002	10,000,000	9,957,100
Federal National Mortgage Association, 1.648%*, 1/27/2003	5,000,000	4,998,556
Federal National Mortgage Association, 1.696%*, 10/4/2002	10,000,000	9,999,454
Federal National Mortgage Association, 1.719%*, 12/5/2002	40,000,000	39,997,367
Federal National Mortgage Association, 1.735%*, 10/17/2002	10,000,000	9,998,600
Federal National Mortgage Association, 1.753%*, 1/3/2003	5,000,000	4,999,310
Federal National Mortgage Association, 1.98%**, 12/20/2002	55,000,000	54,573,475
Federal National Mortgage Association, 4.625%, 5/15/2003	10,000,000	10,186,982
Federal National Mortgage Association, 5.250%, 1/15/2003	10,000,000	10,142,397
Federal National Mortgage Association, 6.125%, 5/19/2003	5,000,000	5,153,381
Totem Ocean Trailer, 1.987%*, 10/30/2014	7,648,000	7,648,000
U.S. Export Import Bank-Hainan Airlines, Series 2000-1, 1.849%*, 6/21/2004	7,958,546	7,958,546
U.S. Export Import Bank-Hainan Airlines, Series 2000-2, 1.774%*, 12/21/2004	9,138,600	9,138,600
U.S. Export Import Bank-Hainan Airlines, Series 2001-1, 1.887%*, 12/15/2007	9,690,872	9,690,876
U.S. Export Import Bank-Hainan Airlines, Series 2001-2, 1.887%*, 12/15/2007	4,845,436	4,845,436
U.S. Export Import Bank-Hainan Airlines, Series 2001-3, 1.887%*, 12/15/2007	4,845,436	4,845,436
United States Treasury Bill, 1.89%**, 11/14/2002	25,000,000	24,862,188
Total Short-Term Notes (Cost $417,099,547) (a)		417,099,547
Repurchase Agreements*** 32.7%
Bear Stearns Co. Inc., 1.85%, to be repurchased at $28,001,439, 8/1/2002	28,000,000	28,000,000
Credit Suisse First Boston Inc., 1.84%, to be repurchased at $28,001,431, 8/1/2002	28,000,000	28,000,000
Goldman Sachs & Co., 1.85%, to be repurchased at $30,001,542, 8/1/2002	30,000,000	30,000,000
Greenwich Capital Markets, 1.85%, to be repurchased at $28,001,439, 8/1/2002	28,000,000	28,000,000
Merrill Lynch & Co. Inc., 1.83%, to be repurchased at $28,001,423, 8/1/2002	28,000,000	28,000,000
Morgan Stanley & Co. Inc., 1.83%, to be repurchased at $28,001,423, 8/1/2002	28,000,000	28,000,000
Salomon Smith Barney, 1.84%, to be repurchased at $30,001,533, 8/1/2002	30,000,000	30,000,000
State Street Bank & Trust Co., 1.76%, to be repurchased at $2,783,136, 8/1/2002	2,783,000	2,783,000
Total Repurchase Agreements (Cost $202,783,000)		202,783,000
Total Investment Portfolio - 100.0% (Cost $619,882,547) (a)		619,882,547

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of July 31, 2002.

** Annualized yield at the time of purchase; not a coupon rate.

*** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a) The cost for federal income tax purposes was $619,882,547.

The accompanying notes are an integral part of the financial statements.

portfolio of innvestments
July 31, 2002#
	Principal Amount ($)	Value ($)

Scudder Tax-Exempt Money Fund
Municipal Investments 100.0%
Alabama 1.9%
Birmingham, Special Care Facilities Financing Authority, Ascension Health Project, 1.35%*, 11/15/2039	7,800,000	7,800,000
Mobile, Special Care Facilities Financing Authority, Ascension Health Project, 1.35%*, 11/15/2039	5,000,000	5,000,000
Alaska 0.3%
Valdez Alaska Marine Term Revenue, Exxon Pipeline Co. Project, Series B, 1.45%*, 12/1/2033	2,200,000	2,200,000
Arizona 0.6%
Salt River, Agricultural Improvement and Power District, 1.55%, 9/10/2002	4,000,000	4,000,000
California 4.4%
Health Facilities Financing Authority, Series B, 1.31%*, 12/1/2015 (b)	1,500,000	1,500,000
Los Angeles, Airport Revenue, 1.47%*, 12/1/2025 (b)	10,700,000	10,700,000
Los Angeles, Harbor Improvement Corp., 1.5%*, 1/1/2005 (b)	11,200,000	11,200,000
Revenue Anticipation Notes, Series A, 2.5%, 10/25/2002	7,000,000	7,013,254
Colorado 1.0%
State General Fund Revenue, Tax and Revenue Anticipation Notes, Series A, 3.0%, 6/27/2003	7,000,000	7,093,491
Delaware 0.4%
State Economic Development, 1.35%*, 12/1/2015 (b)	3,000,000	3,000,000
District of Columbia 1.9%
General Obligation, Series B-1, 1.6%*, 6/1/2003 (b)	1,400,000	1,400,000
General Obligation, Series B-2, 1.6%*, 6/1/2003 (b)	3,200,000	3,200,000
General Obligation, Series B-3, 1.6%*, 6/1/2003 (b)	1,500,000	1,500,000
The Washington Home, Inc. 1.55%*, 8/1/2029 (b)	7,255,000	7,255,000
Florida 12.1%
Broward County, Industrial Development Revenue, AMT, 1.7%*, 8/2/2026	1,805,000	1,805,000
Capital Projects Finance Authority, 1.45%*, 6/1/2012 (b)	1,200,000	1,200,000
Collier County, Health Facilities Authority, Cleveland Clinic, 1.52%*, 1/1/2033 (b)	12,500,000	12,500,000
Dade County, Water and Sewer System Revenue, 1.35%*, 10/5/2022 (b)	7,600,000	7,600,000
Gainesville, Utility System, Series C, 1.3%, 10/1/2002	6,500,000	6,500,000
Jacksonville, Electric Authority, Series, C-1, 1.5%, 9/10/2002	11,854,000	11,854,000
Jacksonville, Electric Authority, Series, C-1, 1.55%, 9/12/2002	3,000,000	3,000,000
Kissimmee, Utility Revenue, 1.5%, 8/12/2002	2,500,000	2,500,000
Miami-Dade County, Industrial Development Revenue, Gulliver Schools Project, 1.5%*, 9/1/2029 (b)	2,970,000	2,970,000
Orange County, Presbyterian Retirement Community, 1.5%*, 11/1/2028 (b)	12,940,000	12,940,000
Orlando, Capital Improvements Authority, Series 94-A, 1.5%,11/7/2002	4,500,000	4,500,000
Sarasota County, Health Facilities Authority, 1.5%*, 12/1/2023 (b)	6,000,000	6,000,000
University of Northern Florida, 1.55%*, 11/1/2024 (b)	5,300,000	5,300,000
University of Northern Florida, 1.55%*, 11/1/2030 (b)	4,000,000	4,000,000
Georgia 6.4%
Atlanta, Downtown Development Authority Revenue, Underground Atlanta Project, 1.42%*, 10/1/2016 (b)	18,000,000	18,000,000
Cartersville, Industrial Development Revenue, AMT, 1.95%*, 12/1/2018 (b)	3,600,000	3,600,000
Cobb County, Development Authority, Educational Facilities Revenue, Mt. Paran Christian School Inc. Project, AMT, 1.45%*, 7/1/2022 (b)	5,200,000	5,200,000
Municipal Electric & Gas Authority, 1.45%, 10/11/2002	10,000,000	10,000,000
Willacoochie, Pollution Control Revenue, Langborard, Inc. Project, AMT, 1.55%*, 5/1/2021 (b)	7,000,000	7,000,000
Illinois 13.5%
Chicago, De La Salle Institute Project, 1.45%*, 4/1/2027 (b)	3,060,000	3,060,000
Chicago, General Obligation, Series B, 1.45%*, 1/1/2037 (b)	4,200,000	4,200,000
Chicago, Homestart Program, Series A, 1.55%*, 6/1/2005 (b)	7,000,000	7,000,000
Chicago, Industrial Development Revenue, AMT, 1.75%*, 8/1/2012 (b)	2,745,000	2,745,000
Chicago, Sales Tax Revenue, 1.35%*, 1/1/2034 (b)	10,000,000	10,000,000
Cicero, Harris Steel Company Project, AMT, 1.75%*, 5/1/2011 (b)	2,170,000	2,170,000
Cook County, Industrial Development Revenue, AMT, 1.53%*, 7/1/2020 (b)	2,850,000	2,850,000
Development Finance Authority, Edison Co. Project, 1.3%*, 3/1/2009 (b)	3,100,000	3,100,000
Development Finance Authority, Jewish Federation Project, 1.35%*, 9/1/2024	1,890,000	1,890,000
Development Finance Authority, Grecian Delight Foods Project, AMT, 1.43%*, 8/1/2019 (b)	6,505,000	6,505,000
Development Finance Authority, AMT, 2.0%, 1/31/2003	3,855,000	3,855,000
Development Finance Authority, Home Run Inn Frozen Foods Project, AMT, 1.6%*, 4/1/2020 (b)	5,690,000	5,690,000
Development Finance Authority, MC Productions LLC, AMT, 1.75%*, 10/1/2017 (b)	3,735,000	3,735,000
Development Finance Authority, Museum of Contemporary Art Project, 1.4%*, 2/1/2029 (b)	4,000,000	4,000,000
Development Finance Authority, Whitting Corp. Project, AMT, 1.75%*, 6/1/2015 (b)	3,600,000	3,600,000
Educational Facilities Authority Revenue, 1.4%, 9/9/2002	5,000,000	5,000,000
Franklin Park, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 1.5%*, 2/1/2007 (b)	5,000,000	5,000,000
Hillside, Economic Development Revenue, AMT, 1.5%*, 5/1/2011 (b)	5,220,000	5,220,000
Mundelein-Maclean, Industrial Development Revenue, AMT, 1.5%*, 1/1/2015 (b)	6,500,000	6,500,000
Woodbridge, Industrial Development Revenue, AMT, 1.75%*, 12/1/2016 (b)	4,480,000	4,480,000
Woodstock, Industrial Development Revenue, AMT, 1.75%*, 3/1/2018 (b)	1,645,000	1,645,000
Indiana 0.9%
Development Finance Authority, Industrial Development Revenue, Enterprise Center III Project, AMT, 1.53%*, 6/1/2022 (b)	4,500,000	4,500,000
Health Facilities Revenue, Ascension Health, Series B, 1.35%*, 11/15/2039	1,875,000	1,875,000
Kentucky 7.2%
Breckingridge County, Lease Revenue, 1.5%*, 2/1/2032 (b)	3,800,000	3,800,000
Daville County, Multi-City Lease Revenue, 1.5%, 10/10/2002	9,400,000	9,400,000
Jeffersontown, Lease Program Revenue, 1.37%*, 3/1/2030 (b)	5,405,000	5,405,000
Lexington-Fayette County, Christian Academy Project, 1.6%*, 9/1/2020 (b)	8,135,000	8,135,000
Mayfield, Multi-City Lease Revenue, 1.45%*, 7/1/2026 (b)	2,845,000	2,845,000
Pendleton County, Multi-City Lease Revenue, 1.5%, 11/8/2002	20,000,000	20,000,000
Louisiana 1.2%
Caddo Parish, Industrial Development Revenue, AMT, 1.5%*, 12/1/2027 (b)	8,500,000	8,500,000
Maine 0.7%
State Housing Authority, Series E-2, AMT, 1.65%*, 11/15/2031	4,900,000	4,900,000
Michigan 1.9%
Jackson County, Economic Development Corp., 1.5%*, 12/1/2020	5,360,000	5,360,000
State Building Authority Revenue, Series I, Prerefunded, 5.875%, 10/1/2008	2,700,000	2,772,572
University of Michigan Hospital Revenue, 1.55%*, 12/1/2027	4,600,000	4,600,000
Minnesota 1.8%
Rochester, Health Facilities Revenue, 1.45%, 8/20/2002	5,400,000	5,400,000
Rochester, Health Facilities Revenue, 1.45%, 8/21/2002	2,000,000	2,000,000
Rochester, Health Facilities Revenue, Series B, 1.5%, 8/21/2002	5,000,000	5,000,000
Missouri 0.7%
St. Louis, Air Cargo Facility Revenue, AMT, 1.59%*, 3/1/2030 (b)	5,000,000	5,000,000
Montana 0.1%
Forsyth, Pollution Control Revenue, 1.6%*, 1/1/2018 (b)	900,000	900,000
Nevada 2.5%
Department Of Commerce, AMT, 1.65%*, 1/1/2009 (b)	4,900,000	4,900,000
Clark County Airport Facilities Revenue, AMT, 1.62%*, 7/1/2036 (b)	12,000,000	12,000,000
New Hampshire 1.2%
Higher Education Facilities Authority, 1.45%*, 8/1/2031 (b)	7,900,000	7,900,000
New Jersey 2.4%
Transportation Revenue, 3.0%, 6/12/2003	16,000,000	16,207,433
New Mexico 0.5%
Belen, Industrial Development Revenue, AMT, 1.75%*, 2/1/2027 (b)	3,575,000	3,575,000
New York 1.5%
Buffalo, General Obligation Notes, 2.5%, 6/27/2003	4,000,000	4,034,894
New York City, Transitional Finance Authority Revenue, Series A, 3.25%, 10/2/2002	6,000,000	6,011,170
North Dakota 0.2%
Department of Commerce, 1.5%*, 7/1/2029 (b)	1,600,000	1,600,000
Ohio 5.0%
Air Quality Development Authority, Series A, 1.45%, 10/11/2002 (b)	4,000,000	4,000,000
Air Quality Development Authority, 1.55%*, 12/1/2015 (b)	1,200,000	1,200,000
Athens County, Port Authority Housing Project, 1.55%*, 6/1/2032 (b)	5,955,000	5,955,000
Higher Education Facilities Authority, 1.6%*, 9/1/2020 (b)	8,020,000	8,020,000
Lorain, Port Authority, AMT, 1.65%*, 12/1/2019 (b)	3,375,000	3,375,000
Portage County, Industrial Development Revenue, AMT, 1.7%*, 7/1/2018 (b)	3,945,000	3,945,000
Water Development Authority, 1.5%, 9/9/2002	7,435,000	7,435,000
Pennsylvania 5.1%
Allentown, Hospital Authority, Series B, 1.55%*, 7/1/2023 (b)	6,550,000	6,550,000
Dauphin County, General Authority Education and Health Loan Program, 1.52%*, 11/1/2017 (b)	8,845,000	8,845,000
East Hempfield, Industrial Development Revenue, 1.52%*, 6/1/2025 (b)	4,300,000	4,300,000
Emmaus, General Authority Revenue Loan Program, 1.48%*, 3/1/2030 (b)	13,000,000	13,000,000
Higher Education Assistance Agency, Student Loan Revenue, Series A, 1.5%*, 3/1/2027 (b)	1,000,000	1,000,000
Manheim, General Obligation, 1.49%*, 6/1/2016 (b)	1,000,000	1,000,000
South Carolina 1.4%
Public Service Authority, 1.4%, 9/12/2002	6,500,000	6,500,000
Public Service Authority, 1.45%, 8/12/2002	3,000,000	3,000,000
Tennessee 1.1%
Montgomery County, General Obligation, 1.5%*, 4/1/2032 (b)	7,475,000	7,475,000
Texas 18.5%
Austin, Utility System, 1.45%, 11/8/2002	7,717,000	7,717,000
Harris County, Series A-1, 1.5%, 8/7/2002	1,000,000	1,000,000
Harris County, Series A-1, 1.5%, 8/8/2002	3,600,000	3,600,000
Houston, General Obligation, 1.4%, 10/10/2002	3,000,000	3,000,000
Houston, Tax & Revenue Anticipation Notes, Series A-1, 3.0%, 6/30/2003	16,000,000	16,199,622
Houston, Water and Sewer Authority, Series A, 1.45%, 10/9/2002	5,000,000	5,000,000
Lower Neches, Industrial Development Revenue, 1.5%*, 11/1/2029	2,000,000	2,000,000
Montgomery County, 1.3%, 10/10/2002	4,100,000	4,100,000
Municipal Power Agency, 1.3%, 8/19/2002	4,000,000	4,000,000
Municipal Power Agency, 1.3%, 8/27/2002	7,000,000	7,000,000
Municipal Power Agency, 1.5%, 8/12/2002	4,800,000	4,800,000
San Antonio, Electric and Gas Revenue, 1.45%, 8/12/2002	4,900,000	4,900,000
San Antonio, Electric and Gas Revenue, 1.5%, 8/27/2002	12,000,000	12,000,000
Small Business Industrial Development Revenue, 1.5%*, 7/1/2026 (b)	22,260,000	22,260,000
Texas, Transportation Revenue, Series 2001A, 3.75%, 8/29/2002	21,000,000	21,029,066
University of Texas, Series A, 1.5%, 8/26/2002	8,000,000	8,000,000
Utah 0.9%
Intermountain Power Agency, 1.25%, 8/7/2002	3,000,000	3,000,000
Salt Lake County, Tax & Revenue Anticipation Notes, 2.5%, 12/30/2002	3,000,000	3,013,272
Vermont 0.8%
Student Assistance Corp., Student Loan Revenue, 1.5%*, 1/1/2004 (b)	5,800,000	5,800,000
Washington 1.0%
Port of Anacortes, 1.5%, 8/7/2002	7,000,000	7,000,000
Wisconsin 0.7%
Manitowoc, Industrial Development Revenue, AMT, 1.75%*, 5/1/2015 (b)	2,810,000	2,810,000
Oak Creek, Pollution Control Revenue, Wisconsin Electric Power Co. Project, 1.45%*, 8/1/2016	2,000,000	2,000,000
Wyoming 0.2%
Lincoln County, Exxon Project, 1.42%*, 11/1/2014	1,100,000	1,100,000
Total Investment Portfolio - 100.0% (Cost $685,125,774) (a)		685,125,774

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of July 31, 2002.

(a) The cost for federal income tax purposes was $685,125,774.

(b) Security incorporates a letter of credit or line of credit from a major bank.

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

financial statements

Statements of Assets and Liabilities

July 31, 2002	Money Market Fund	Government Money Fund	Tax-Exempt Money Fund
Assets
Investments in securities, at amortized cost	$ 4,287,352,097	$ 417,099,547	$ 685,125,774
Repurchase agreements, at amortized cost	750,849,000	202,783,000	-
Cash	653	522	-
Receivable for investments sold	-	-	935,144
Interest receivable	7,785,480	996,398	2,142,620
Receivable for Fund shares sold	8,138,879	979,034	890,828
Total Assets	5,054,126,109	621,858,501	689,094,366
Liabilities
Due to custodian bank	-	-	1,397,432
Payable for investments purchased	60,000,000	5,000,000	-
Dividends payable	1,254,406	150,726	126,853
Payable for Fund shares redeemed	11,591,885	2,602,020	351,716
Accrued management fee	1,084,111	132,571	147,647
Other accrued expenses and payables	1,961,019	226,864	148,480
Total Liabilities	75,891,421	8,112,181	2,172,128
Net assets, at value	$ 4,978,234,688	$ 613,746,320	$ 686,922,238
Net Assets
Net assets consist of: Undistributed net investment income	335,918	18,942	40,200
Accumulated net realized gain (loss)	(190,535)	-	(38,208)
Paid-in capital	4,978,089,305	613,727,378	686,920,246
Net assets, at value	$ 4,978,234,688	$ 613,746,320	$ 686,922,238
Shares outstanding	4,978,048,043	613,724,341	686,920,714
Net asset value, offering and redemption price per share (Net asset value / outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

Statements of Operations

Year ended July 31, 2002	Money Market Fund	Government Money Fund	Tax-Exempt Money Fund
Investment Income
Income: Interest	$ 132,510,638	$ 16,748,566	$ 13,064,827
Expenses: Management fee	14,350,696	1,848,680	1,920,212
Services to shareholders	8,522,745	922,501	675,127
Custodian fees	291,483	56,098	25,366
Auditing	121,052	16,310	15,935
Legal	114,676	9,489	15,392
Trustees' fees and expenses	93,240	43,874	42,014
Reports to shareholders	138,132	32,554	15,819
Registration fees	125,781	43,746	34,806
Other	-	6,843	11,700
Total expenses, before expense reductions	23,757,805	2,980,095	2,756,371
Expense reductions	(45,134)	(8,409)	(14,612)
Total expenses, after expense reductions	23,712,671	2,971,686	2,741,759
Net investment income	108,797,967	13,776,880	10,323,068
Net realized gain (loss) from investment transactions	113,973	17,388	-
Net increase in net assets resulting from operations	$ 108,911,940	$ 13,794,268	$ 10,323,068

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Money Market Fund

	Years ended July 31,
	2002	2001
Increase (Decrease) in Net Assets
Operations: Net investment income	$ 108,797,967	$ 296,582,518
Net realized gain (loss) on investment transactions	113,973	(7,681,706)
Net increase (decrease) in net assets resulting from operations	108,911,940	288,900,812
Distributions to shareholders from net investment income	(108,805,542)	(296,349,851)
Fund share transactions: Proceeds from shares sold	5,051,609,173	7,115,241,499
Reinvestment of distributions	107,651,864	288,466,463
Cost of shares redeemed	(5,967,845,178)	(6,720,937,862)
Net increase (decrease) from Fund share transactions	(808,584,141)	682,770,100
Capital contribution from Advisor (see Note F)	-	7,490,889
Increase (decrease) in net assets	(808,477,743)	682,811,950
Net Assets
Beginning of period	5,786,712,431	5,103,900,481
End of period (Including undistributed net investment income of $335,918 as of July 31, 2002)	$ 4,978,234,688	$ 5,786,712,431

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Government Money Fund

	Years ended July 31,
	2002	2001
Increase (Decrease) in Net Assets
Operations: Net investment income	$ 13,776,880	$ 37,244,836
Net realized gains (loss) on investment transactions	17,388	25,981
Net increase (decrease) in net assets resulting from operations	13,794,268	37,270,817
Distributions to shareholders from net investment income	(13,776,111)	(37,269,601)
Fund share transactions: Proceeds from shares sold	458,226,478	680,411,912
Reinvestment of distributions	13,595,260	36,276,142
Cost of shares redeemed	(609,515,556)	(633,480,604)
Net increase (decrease) from Fund share transactions	(137,693,818)	83,207,450
Increase (decrease) in net assets	(137,675,661)	83,208,666
Net Assets
Beginning of period	751,421,981	668,213,315
End of period (Including undistributed net investment income of $18,942 as of July 31, 2002)	$ 613,746,320	$ 751,421,981

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Tax-Exempt Money Fund

	Years ended July 31,
	2002	2001
Increase (Decrease) in Net Assets
Operations: Net investment income	$ 10,323,068	$ 25,576,868
Net realized gain (loss) on investment transactions	-	(44)
Net increase (decrease) in net assets resulting from operations	10,323,068	25,576,824
Distributions to shareholders from net investment income	(10,323,032)	(25,576,864)
Fund share transactions: Proceeds from shares sold	527,613,507	680,938,086
Reinvestment of distributions	10,276,820	25,117,207
Cost of shares redeemed	(596,320,653)	(706,086,791)
Net increase (decrease) from Fund share transactions	(58,430,326)	(31,498)
Increase (decrease) in net assets	(58,430,290)	(31,538)
Net Assets
Beginning of period	745,352,528	745,384,066
End of period (including undistributed net investment income of $40,200 as of July 31, 2002)	$ 686,922,238	$ 745,352,528

The accompanying notes are an integral part of the financial statements.

financial highlights

Scudder Money Market Fund

Years ended July 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	1.00	1.00	1.00
Net investment income	0.02	0.05	0.06	0.05	0.05
Less distributions from net investment income	(0.02)	(0.05)	(0.06)	(0.05)	(0.05)
Net asset value, end of period	$ 1.00	$ 1.00	1.00	1.00	1.00
Total Return (%)	2.01	5.54[a,b]	5.78	4.89	5.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4,978	5,787	5,104	5,110	4,539
Ratio of expenses before expense reductions (%)	0.44	0.42[c]	0.44	0.46	0.48
Ratio of expenses after expense reductions (%)	0.44	0.41[c]	0.44	0.46	0.48
Ratio of net investment income (%)	2.01	5.38	5.61	4.78	5.24

a Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor (see Note F). Without this contribution, the total return would have been lower.

b Total return would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2001 before and after expense reductions were 0.41% and 0.41%, respectively.

Scudder Government Money Fund

Years ended July 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	1.00	1.00	1.00
Net investment income	0.02	0.05	0.05	0.05	0.05
Less distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)
Net asset value, end of period	$ 1.00	$ 1.00	1.00	1.00	1.00
Total Return (%)	1.96	5.44[a]	5.59	4.78	5.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	614	751	668	712	687
Ratio of expenses before expense reductions (%)	0.43	0.41[b]	0.44	0.43	0.43
Ratio of expenses after expense reductions (%)	0.43	0.40[b]	0.43	0.43	0.43
Ratio of net investment income (%)	1.98	5.27	5.43	4.67	5.20

a Total return would have been lower had certain expenses not been reduced.

b The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2001 before and after expense reductions were 0.40% and 0.40%, respectively.

Scudder Tax-Exempt Money Fund

Years ended July 31,	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	1.00	1.00	1.00
Net investment income	0.01	0.03	0.04	0.03	0.03
Less distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.03)	(0.03)
Net asset value, end of period	$ 1.00	$ 1.00	1.00	1.00	1.00
Total Return (%)	1.43	3.50[a]	3.58	2.97	3.46
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	687	745	745	796	816
Ratio of expenses before expense reductions (%)	0.38	0.36[b]	0.39	0.36	0.36
Ratio of expenses after expense reductions (%)	0.38	0.35[b]	0.39	0.36	0.36
Ratio of net investment income (%)	1.43	3.44	3.51	2.93	3.39

a Total return would have been lower had certain expenses not been reduced.

b The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2001 before and after expense reductions were 0.35% and 0.35%, respectively.

notes to financial statements

A. Significant Accounting Policies

Scudder Money Funds, formerly "Zurich Money Funds," (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three investment funds ("Funds"). Scudder Money Market Fund, formerly "Zurich Money Market Fund," invests primarily in short-term high quality obligations of major banks and corporations. Scudder Government Money Fund, formerly "Zurich Government Money Fund," invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies and repurchase agreements thereon. Scudder Tax-Exempt Money Fund, formerly "Zurich Tax-Free Money Fund," invests in short-term high quality municipal securities.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through their custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At July 31, 2002, the Scudder Money Market Fund and the Scudder Tax-Exempt Money Fund had net tax basis capital loss carryforwards of approximately $191,000 and $38,200, respectively, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or July 31, 2008 ($3,000), July 31, 2009 ($108,000), and July 31, 2010 ($80,000) the respective expiration dates for the Scudder Money Market Fund, and July 31, 2003 ($38,100) and July 31, 2009 ($100), the respective expiration dates for the Scudder Tax-Exempt Money Fund, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. For the purpose of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds except for undistributed ordinary income of:

Scudder Money Market Fund	$ 1,623,798
Scudder Government Money Fund	175,047

There were no significant book-to-tax differences for the Scudder Tax-Exempt Money Fund except for undistributed tax-exempt income of $172,848.

Expenses. Expenses of the Trust arising in connection with each specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to each Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc. ("ZSI"), was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Funds. The Investment Management Agreement (the "Management Agreement") is the same in all material respects as the corresponding previous Management Agreement.

Management Agreement. Under the Management Agreement, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of the Funds' combined average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended July 31, 2002, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of the Funds' average daily net assets as follows:

Fund	Total Aggregated ($)	Effective Rate (%)
Scudder Money Market Fund	14,350,696.27
Scudder Government Money Fund	1,848,680.27
Scudder Tax-Exempt Money Fund	1,920,212.27

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the year ended July 31, 2002, SISC received shareholder service fees as follows:

Fund	Total Aggregated ($)	Unpaid at July 31, 2002 ($)
Scudder Money Market Fund	5,359,125	865,700
Scudder Government Money Fund	607,971	94,000
Scudder Tax-Exempt Money Fund	521,710	93,053

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Off-Set Arrangements

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended July 31, 2002, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Scudder Money Market Fund	4,219	40,915
Scudder Government Money Fund	2,602	5,807
Scudder Tax-Exempt Money Fund	2,302	12,310

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Fund Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Scudder Money Market Fund	Year Ended July 31, 2002		Year Ended July 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
	5,051,605,620	$ 5,051,609,173	7,115,241,499	$ 7,115,241,499
Shares issued to shareholders in reinvestment of distributions
	107,651,864	107,651,864	288,466,463	288,466,463
Shares redeemed
	(5,967,845,370)	(5,967,845,178)	(6,720,937,862)	(6,720,937,862)
Net increase (decrease) from capital share transactions
		$ (808,584,141)		$ 682,770,100

Scudder Government Money Fund	Year Ended July 31, 2002		Year Ended July 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
	458,226,478	$ 458,226,478	680,411,912	$ 680,411,912
Shares issued to shareholders in reinvestment of distributions
	13,595,260	13,595,260	36,276,142	36,276,142
Shares redeemed
	(609,515,556)	(609,515,556)	(633,480,604)	(633,480,604)
Net increase (decrease) from capital share transactions
		$ (137,693,818)		$ 83,207,450

Scudder Tax-Exempt Money Fund	Year Ended July 31, 2002		Year Ended July 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
	527,613,511	$ 527,613,507	680,938,086	$ 680,938,086
Shares issued to shareholders in reinvestment of distributions
	10,276,820	10,276,820	25,117,207	25,117,207
Shares redeemed
	(596,320,653)	(596,320,653)	(706,086,791)	(706,086,791)
Net increase (decrease) from capital share transactions
		$ (58,430,326)		$ (31,498)

F. Capital Contribution

On January 16, 2001, the Advisor voluntarily purchased $25,000,000 of Southern California Edison commercial paper from the Scudder Money Market Fund for $7,490,889 in excess of that security's value. The Fund recorded a realized loss of $7,490,889 on the transaction, which was offset by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

report of Ernst & Young LLP, independent auditors

The Board of Trustees and Shareholders of Scudder Money Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Scudder Money Funds (formerly "Zurich Money Funds") (the "Funds"), comprising Scudder Money Market Fund (formerly "Zurich Money Market Fund"), Scudder Government Money Fund (formerly "Zurich Government Money Fund") and Scudder Tax-Exempt Money Fund (formerly "Zurich Tax-Exempt Money Fund"), as of July 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Scudder Money Funds at July 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
September 9, 2002

tax information (Unaudited)

Of the dividends paid from net investment income for the Scudder Tax-Exempt Money Fund for the taxable year ended July 31, 2002, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER (987-4241).

shareholder meeting results

A Special Meeting of Shareholders of Scudder Money Funds was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts. At the meeting, the following matter was voted upon by the shareholders of each series of Scudder Money Funds, voting separately (the resulting votes are presented below):

Scudder Money Market Fund

1. To approve a new investment management agreement for the Scudder Money Market Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
2,850,426,204	118,812,960	135,972,134

Scudder Government Money Fund

1. To approve a new investment management agreement for the Scudder Government Money Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
326,897,673	37,411,197	15,183,151

Scudder Tax-Exempt Money Fund

1. To approve a new investment management agreement for the Scudder Tax-Exempt Money Fund with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
391,336,477	20,273,854	17,309,655

trustees and officers

The following table presents certain information regarding the Trustees of the fund as of July 31, 2002. Each Trustee's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois, 60606. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds/ Portfolios in Fund Complex Overseen	Other Directorships Held
John W. Ballantine (56)
Trustee	1999- present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); formerly, Executive Vice President and Head of International Banking (1995-1996)	83

Enron Corporation (energy trading firm) (effective May 30, 2002); First Oak Brook Bancshares, Inc.; Oak Brook Bank; Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems)

Lewis A. Burnham (69)
Trustee	1977- present	Retired; formerly, Director, Management Consulting, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation	83	None
Donald L. Dunaway (65)
Trustee	1980- present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer)	83	None
James R. Edgar (56)
Trustee	1999- present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs; formerly, Governor, State of Illinois	83

Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/
marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com, Inc. (online wagering platform of Churchill Downs, Inc.)

Paul K. Freeman (52)
Trustee	2002- present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly Project Leader, International Institute for Applied Systems Analysis (1998-2001); formerly, Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	97	None
Robert B. Hoffman (65)
Trustee	1981- present	Retired, formerly Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President and Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals)	83	None
Shirley D. Peterson (60)
Trustee	1995- present	Retired, formerly, President, Hood College; formerly, partner, Steptoe & Johnson (law firm); formerly, Commissioner, Internal Revenue Service; formerly, Assistant Attorney General (Tax), U.S. Department of Justice	83	Bethlehem Steel Corp.
Fred B. Renwick (72)
Trustee	1988- present	Retired; Professor Emeritus of Finance, New York University, Stern School of Business	83

The Wartburg Foundation; The Investment Fund for Foundations; Chairman, Finance Committee of Morehouse College Board of Trustees; American Bible Society Investment Committee; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America; formerly, member of Investment Committee of Atlanta University Board of Trustees

William P. Sommers (69)
Trustee	1979- present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); formerly, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)	83

PSI Inc., (engineering and testing firm); Evergreen Solar, Inc. (develop/manufacture solar electric system engines); H2 Gen (manufacture hydrogen generators); Zassi Medical Evolutions, Inc. (specialists in intellectual property opportunities in medical device arena)

John G. Weithers (68)
Trustee	1993- present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange	83	Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges, formerly, Records Management Systems

Interested Trustees**
Name, Age and Position(s) Held with the Fund	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Funds/ Portfolios in Fund Complex Overseen	Other Directorships Held
William F. Glavin, Jr. (43)
Trustee and President	2001- present	Managing Director of Deutsche Asset Management	83	Trustee, Crossroads for Kids, Inc. (serves at-risk children)
Richard T. Hale (57)
Chairman, Trustee and Vice President	2002- present	Managing Director of Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management Americas; Chairman, President and/or Director on the boards of certain other funds managed by DeIM or its affiliates; Director and President, Investment Company Capital Corp. (registered investment advisor) and Vice President, Deutsche Asset Management, Inc.	220	Director, Deutsche Global Funds, Ltd., CABEI Fund and North American Income Fund; formerly, Director, ISI Family of Funds (registered investment companies)

* Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor.

** As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

The following table presents information about each Officer of the fund as of July 31, 2002. Each Officer's age is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the fund. Each Officer of the fund is an employee of Deutsche Asset Management.

Officers
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years
William F. Glavin, Jr.# (43)
Trustee and President	2002-present	Managing Director of Deutsche Asset Management
Steven H. Boyd (31)
Vice President	2002-present	Vice President of Deutsche Asset Management; formerly, analyst for Union Bank of Switzerland; formerly, municipal research analyst for ABN AMRO Securities
Philip J. Collora# (56)
Vice President and Assistant Secretary	1989-present	Senior Vice President of Deutsche Asset Management
Richard T. Hale## (57)
Chairman, Trustee and Vice President	2002-present

Managing Director of Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management Americas; Chairman, President and/or Director on the boards of certain other funds managed by DeIM or its affiliates; Director and President, Investment Company Capital Corp. (registered investment advisor) and Vice President, Deutsche Asset Management, Inc.

Daniel O. Hirsch## (48)
Vice President and Assistant Secretary	2002-present

Managing Director of Deutsche Asset Management; formerly, Principal, BT Alex. Brown Incorporated, (Deutsche Banc Alex. Brown Inc.); formerly, Assistant General Counsel, United States Securities and Exchange Commission

Kenneth Murphy (38)
Vice President	2002-present	Vice President of Deutsche Asset Management; formerly, Director of Transfer Agent Compliance, John Hancock Signature Services
Gary R. Pollack (49)
Vice President	2002-present	Director of Deutsche Asset Management
Darlene M. Rasel (51)
Vice President	2002-present	Managing Director of Deutsche Asset Management
Gary L. French (51)
Treasurer	2002-present	Managing Director of Deutsche Asset Management; formerly, President of UAM Fund Services, Inc.
John R. Hebble (44)
Assistant Treasurer	1998-present	Senior Vice President of Deutsche Asset Management
Thomas Lally (34)
Assistant Treasurer	2001-present	Senior Vice President of Deutsche Asset Management
Brenda Lyons (39)
Assistant Treasurer	1998-present	Senior Vice President of Deutsche Asset Management
John Millette (39)
Secretary	2001-present	Vice President of Deutsche Asset Management
Caroline Pearson (40)
Assistant Secretary	1998-present	Managing Director of Deutsche Asset Management; formerly, Associate, Dechert (law firm)

# Address: 222 South Riverside Plaza, Chicago, Illinois

## Address: One South Street, Baltimore, Maryland

account management resources

Legal Counsel	Vedder, Price, Kaufman & Kammholz 222 North LaSalle Street Chicago, IL 60601
Shareholder Service Agent	Scudder Investments Service Company P.O. Box 219151 Kansas City, MO 64121-9151
Custodian	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Transfer Agent	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Independent Auditors	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

This report must be preceded or accompanied by a Scudder Money Funds prospectus.